NOTE PAYABLE – RELATED PARTY (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 26, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 08, 2021	Dec. 01, 2020
Defined Benefit Plan Disclosure [Line Items]
Notes Payable								$ 180,244
Paid-in-Kind Interest		$ 20,379	$ 20,379	$ 60,693	$ 60,472	$ 80,851	$ 80,849
Interest and Dividends Payable, Current						56,050	54,755
Interest Payable						246,714	107,882
Chief Executive Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Repayments of Unsecured Debt	$ 40,000
Debt Instrument, Debt Default, Amount		1,617,000		1,617,000		1,617,000
Paid-in-Kind Interest				60,693	60,472
Debt Instrument, Increase, Accrued Interest				43,216	41,962
Interest Expense, Long-Term Debt				289,930	$ 246,714
Chief Executive Officer [Member] | Unsecured Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes Payable									$ 1,657,000
Debt Instrument, Interest Rate, Stated Percentage									3.00%
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes Payable, Current	$ 40,000	$ 1,617,000		$ 1,617,000		$ 1,617,000	$ 1,617,000
Related Party [Member] | Chief Executive Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes Payable, Current									$ 1,657,000
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate									3.00%